Business (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Business Combinations [Abstract]
Reorganization Items – Income (Expense)

Reorganization Items – Income (Expense):

Settlement of Disputed Claims:

Empire Capital Fees Resolved	$200,000
Cash Settlement with Empire Capital	($50,000)
Stock Settlement with Empire Capital	($22,800)
Net Settlement of Disputed Empire Capital Claims	$127,200

Settlement of Officers and Directors Claims:

Deferred Officer Compensation at June 30, 2014	$178,164
Stock Issued to Officers and Directors as Settlement	($156,502)
Net Settlement of Officer and Directors Claims	$21,662